UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                              Short Hills, NJ       11/14/01
---------------------------------------       --------------        -------
              [Signature]                      [City, State]         Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  --

Form 13F Information Table Entry Total:           49
                                                  --

Form 13F Information Table Value Total:          $  211,445
                                                 ----------
                                                 (thousands)

List of Other Included Managers  NONE




                                                           3-31-01

          COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
          --------        --------      --------   --------         --------          --------     --------         --------

                                                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
        NAME OF ISSUER   TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION    MANAGERS   SOLE    SHARED  NONE
        --------------   --------------   -----     --------    -------    ---  ----  ----------    --------   ----    ------ ----

White Mountains
  Insurance Group Ltd.    COM             G9618E107     3,064      9,200  SH            SOLE                      9,200
AT&T Wireless Services
  Inc.                    COM             00209A106     6,989    467,800  SH            SOLE                    467,800
Alleghany Corp. DEL       COM             017175100     3,025     15,200  SH            SOLE                     15,200
Alltrista Corp.           COM             020040101       966     84,000  SH            SOLE                     84,000
Brascan Corp.             CL A LTD        10549P606     6,188    375,000  SH            SOLE                    375,000
                          VT SH
Burnham Pacific
  Properties, Inc.        COM             12232C108       746    149,500  SH            SOLE                    149,500
Canadian Pacific Ltd.
  New                     COM             135923100    14,441    450,000  SH            SOLE                    450,000
City Investing Co.
  Liquidating Trust       Unit Ben Int    177900107       624    362,600  SH            SOLE                    362,600
Commonwealth Telephone
  Enterprises, Inc.       COM             203349105     8,453    230,000  SH            SOLE                    230,000
Conoco Inc.               CL B            208251405     3,041    120,000  SH            SOLE                    120,000
Cooper Industries, Inc.   COM             216669101     8,087    195,000  SH            SOLE                    195,000
Crane Company             COM             224399105     2,267    103,400  SH            SOLE                    103,400
Cypress Communications,
  Inc.                    COM             232743104       229    128,520  SH            SOLE                    128,520
Devon Energy Corp. New    COM             25179M103    12,040    350,000  SH            SOLE                    350,000
Devx Energy, Inc.         COM NEW         25189P203     3,068    590,000  SH            SOLE                    590,000
FMC Corp.                 COM NEW         302491303     9,798    200,000  SH            SOLE                    200,000
Fab Industries, Inc.      COM             302747100       248     17,000  SH            SOLE                     17,000
Federated Department
  Stores, Inc. DEL        COM             31410H101     5,640    200,000  SH            SOLE                    200,000
General Motors Corp.      CL H NEW        370442832     3,504    262,900  SH            SOLE                    262,900
Grant Prideco, Inc.       COM             38821G101     2,132    350,000  SH            SOLE                    350,000
Helmerich & Payne Inc.    COM             423452101    14,355    550,000  SH            SOLE                    550,000
Honeywell International
  Inc.                    COM             438516106     2,640    100,000  SH            SOLE                    100,000
Huttig Building
  Products, Inc.          COM             448451104     1,967    382,000  SH            SOLE                    382,000
Koger Equity Inc.         COM             500228101     1,552     89,700  SH            SOLE                     89,700
LTC Properties, Inc.      COM             502175102       165     32,200  SH            SOLE                     32,200
Liberty Corp. S C         COM             530370105     1,670     42,000  SH            SOLE                     42,000
Liberty Media Corp. New   COM SER A       530718105    13,970  1,100,000  SH            SOLE                   1,100,000
Medallion Financial Corp  COM             583928106     2,133    258,600  SH            SOLE                    258,600
Meredith Corp.            COM             589433101     5,623    175,000  SH            SOLE                    175,000
The MONY Group Inc.       COM             615337102     1,139     34,400  SH            SOLE                     34,400
Nashua Corporation        COM             631226107       879    161,200  SH            SOLE                    161,200
Newhall Land & Farming    Depositary
  Co. CAL                 Receipts        651426108     4,536    160,000  SH            SOLE                    160,000
On Command Corporation    COM             682160106       202     92,100  SH            SOLE                     92,100
Prima Energy Corp.        COM PAR         741901201       731     33,000  SH            SOLE                     33,000
                          $0.015
Reader's Digest
  Association, Inc.       CL A NON VTG    755267101     6,736    366,300  SH            SOLE                    366,300
Rogers Communications,
  Inc.                    CL B            775109200     6,682    520,000  SH            SOLE                    520,000
Southern Union Company
   New                    COM             844030106     3,653    174,525  SH            SOLE                    174,525
Southwest Gas Corp.       COM             844895102     1,933     91,200  SH            SOLE                     91,200
Spacelabs Medical, Inc.   COM             846247104     2,763    226,500  SH            SOLE                    226,500
Staff Leasing, Inc.       COM             852381102     1,460  1,043,200  SH            SOLE                   1,043,200
Suburban Lodges of
  America Inc.            COM             864444104     2,370    401,700  SH            SOLE                    401,700
Talarian Corp.            COM             874090103     1,115    710,000  SH            SOLE                    710,000
Telephone & Data Systems
  Inc.                    COM             879433100     6,422     68,100  SH            SOLE                     68,100
USX - Marathon Group      COM NEW         902905827     1,338     50,000  SH            SOLE                     50,000
United Industrial Corp.   COM             910671106     5,264    358,100  SH            SOLE                    358,100
Unitrin, Inc.             COM             913275103     5,313    139,000  SH            SOLE                    139,000
Ventas Inc.               COM             92276F100     2,984    275,000  SH            SOLE                    275,000
Washington Post Company   CL B            939640108     7,402     14,240  SH            SOLE                     14,240
Willamette Industries,
  Inc.                    COM             969133107     9,898    220,000  SH            SOLE                    220,000
                                                      211,445